Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Write-downs of inventories	$ 527	$ 1,633
Reversals of write-downs of inventories	$ 1,633	$ 1,239